Document and Entity Information Document And Entity Information	Aug. 03, 2021
Entity Information [Line Items]
Document Period End Date	Aug. 03, 2021
Written Communications	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Registrant Name	Green Brick Partners, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33530
Entity Tax Identification Number	20-5952523
Entity Address, Address Line One	2805 Dallas Pkwy
Entity Address, Address Line Two	Ste 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	(469)
Trading Symbol	GRBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001373670
Amendment Flag	false
Document Type	8-K
Local Phone Number	573-6755